Other Obligations - Summary of Other Obligations (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2000
Disclosure of finance lease and operating lease by lessee [Line Items]
Cash housing subsidies	¥ 2,496	¥ 2,496	¥ 4,142
Minimum finance lease payments payable	720	854
Less: Future finance charges	(28)	(60)
Present value of minimum obligations	692	794
Representing obligations under finance lease,current liabilities	461	586
Representing obligations under finance lease, non-current liabilities	231	208
Less than 1 year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum finance lease payments payable	484	624
Between 1 and 2 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum finance lease payments payable	¥ 236	¥ 230